Intangible assets, net	6 Months Ended
Jun. 30, 2026
Intangible assets, net
Intangible assets, net

Note 6 — Intangible assets, net

Intangible assets, net, consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Software purchased	5,606,954	53,781,164	7,926,363
Copyrights purchased	20,207,547	56,643,425	8,348,208
Subtotal	25,814,501	110,424,589	16,274,571
Less: accumulated amortization	(1,771,321)	(3,151,515)	(464,476)
Intangible assets, net	24,043,180	107,273,074	15,810,095

Copyrights purchased represent the acquired copyright rights for vocational education. For the six months ended June 30, 2026, the Group acquired software and copyright with a cost of RMB48,174,210 (US$7,100,000) and RMB36,435,878 (US$5,369,984), respectively. All of these newly acquired intangible assets were capitalized in June 2026. The amortization expenses were RMB611,011 and RMB1,380,195 (US$203,416) for the six months ended June 30, 2025 and 2026, respectively.

Management regards the acquisitions of software and copyrights as strategic long-term investments to develop the Group’s vocational education and technology platform for future product rollouts, course development and regional expansion. The recent revenue decline and widening losses stem from short-term market and regulatory headwinds affecting our existing training programs and do not indicate that the newly acquired intangible assets will fail to generate future cash flows over their useful lives.

As of June 30, 2026, management completed an ASC 360 triggering event assessment and concluded no triggering event requiring impairment testing exists for these newly acquired intangible assets. The short-term downturn is not expected to continue over the assets’ remaining useful lives, and long-term demand for vocational education remains sound.

Note 6 — Intangible assets, net (continued)

The following is a schedule, by fiscal years, of amortization amount of intangible assets as of June 30, 2026:

	Intangible assets
	RMB	US$
2027	11,043,408	1,627,597
2028	11,041,668	1,627,340
2029	11,041,510	1,627,317
2030	11,041,510	1,627,317
2031 and thereafter	63,104,978	9,300,524
Total	107,273,074	15,810,095